Borrowings	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Borrowings
16. Borrowings
As of December 31, 2023 and 2022, the company had two outstanding bank loans: a TCHF 331 loan from a German bank carrying interest at 2.7% per year and repaid in
January 2024
, and an interest-free TCHF 15 loan repayable in monthly installments until 2026.